DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
DEBT
DEBT
6.	DEBT

On December 23, 2024 (the “Credit Agreement Closing Date”), BMS entered into a Credit Agreement (the “Credit Agreement”) with Byline Bank, as lender (the “Lender”), pursuant to which the Lender agreed, at BMS’s request, to (i) make to BMS a term loan in the original principal amount of $20.3 million (the “Term Loan”), which was funded on the Credit Agreement Closing Date; (ii) make to BMS, from time to time, certain non-revolving loans (the “Non-Revolving Loans”) in an aggregate principal amount of up to $1.0 million (the “Non-Revolving Loan Commitment”), to be funded through, but excluding, the Maturity Date (as defined below); and (iii) issue to BMS, from time to time, letters of credit (the “Letters of Credit” and together with the Term Loan and Non-Revolving Loans, the “Loans”) until the earliest to occur of (x) the one year from the Credit Agreement Closing Date and (b) the date on which the Non-Revolving Loans are fully drawn. As of June 30, 2025 and December 31, 2024, the outstanding balance under the Term Loan was $18.6 million and $19.6 million, respectively, net of unamortized debt issuance costs.

Under the terms of the Credit Agreement, to the extent that BMS requests a Letter of Credit, the Non-Revolving Loan Commitment shall be permanently reduced in an amount equal to the amount of such Letter of Credit. The Non-Revolving Loans may not be requested by BMS and may only be advanced in connection with a repayment of a Letter of Credit (“LC Payment”). As of June 30, 2025 and December 31, 2024, there were no amounts outstanding under the Non-Revolving Loan or Letter of Credit.

The Loans (both principal and interest) made by the Lender to BMS is scheduled to mature and become immediately due and payable in full on December 23, 2029 (“Maturity Date”). The obligations under the Credit Agreement shall bear interest (i) as to the Term Loan, a per annum variable interest rate equal to the Applicable Margin (as defined in the Credit Agreement) plus the greater of (x) the Term Secured Overnight Financing Rate (“SOFR”) (as defined in the Credit Agreement) and (y) one percent (1.00%) (the “Term Loan Interest Rate”); (ii) as to the Non-Revolving Loans or any reimbursement obligations relating to a Letter of Credit, at an interest rate equal to the Term SOFR plus four percent (4.00%) per annum; and (iii) if any other obligations is created under the Loan Documents (as defined in the Credit Agreement), at the Term Loan Interest Rate. As of June 30, 2025 and December 31, 2024, the effective interest rate was 8.3%.

During the period ending June 30, 2025, BMS entered into an interest rate swap agreement with a notional amount of $10 million in connection with the above-mentioned Credit Agreement. Under the terms of the swap, BMS pays a fixed rate of 3.98% plus four percent (4.00%) and receives a variable interest rate based on SOFR plus 4.00% as defined above. The swap agreement requires monthly payments to be made or received. The swap is designated as cash flow hedge of the variability of the SOFR-based interest payments on $10 million of BMS’s outstanding variable-rate debt.

As of June 30, 2025, the interest rate swap had a fair value liability of $0.15 million and included in accounts payable, accrued expenses and other liabilities on the consolidated statement of financial condition. The Company has adopted the shortcut method allowing it to assume perfect hedge effectiveness. Changes in the effective portion of the swap’s fair value are recognized in accumulated other comprehensive income (“AOCI”) and included on the Consolidated Statement of Other Comprehensive Income.

The Term Loan was used by BMS to refinance Existing Credit Facilities (as defined in the Credit Agreement) and the Non-Revolving Loans must be used solely to reimburse the Lender with respect to any Letters of Credit issued to BMS. The Term Loan refinanced the previous Oak Street Funding Facility.

6.	DEBT (continued)

The Credit Agreement also includes customary covenants for a transaction of this type, including financial covenants whereby BMS and its subsidiaries on a consolidated basis may not have, as of the last day of each fiscal quarter, commencing with fiscal quarter ending on March 31, 2025, (1) a fixed charge coverage ratio as of the last day of the fiscal quarter for the twelve (12) month period then ended of not less than 1.20 to 1.00; (ii) a senior net leverage ratio as of the last day of such Fiscal Quarter for the twelve (12) month period then ended, of (A) for the fiscal quarter ended March 31, 2025 and each fiscal quarter through and including September 30, 2025, not more than 3.00 to 1.00; and (B) for the fiscal quarter ended December 31, 2025 and each fiscal quarter ending thereafter, not more than 2.75 to 1.00; or (iii) an annualized revenue received from custodians of at least $18.0 million.

The minimum calendar maturities of the Term Loan as of June 30, 2025, are as follows (in thousands):

2025	$1,015
2026	2,030
2027	3,045
2028	3,045
2029	10,150
$19,285

10.DEBT

On April 2, 2020, the Company entered into a Credit Agreement (the “Credit Agreement”) with Oak Street Funding LLC (“Oak Street”) in the amount of $25 million. This note payable bears interest at the prime rate plus 2.25% and has a 10-year term and a 3-month interest only repayment provision. As of December 31, 2024 and 2023, the outstanding balance of the Oak Street note, net of unamortized debt issuance costs was $0.0 million and $17.6 million, respectively.

On April 25, 2021, the Company entered into an additional promissory note with Oak Street in the amount of $4.1 million related to the acquisition of WEG (“WEG Note”). This note payable bears interest at the prime rate plus 2.25% and has a 10-year term. As of December 31, 2024 and 2023, the outstanding balance of this note, net of unamortized debt issuance costs was $0.0 million and $3.2 million, respectively.

Under the Oak Street notes, the Company was subject to certain covenants as defined in the agreements. As of December 31, 2023 and during the year ending December 31, 2024 the Company was in compliance with all financial related covenants.

Subsequent to December 31, 2023, and in connection with the closing of the Business Combination, the Company entered into an amendment to the Credit Agreement with Oak Street providing for, among other things, consenting to the Business Combination, and the payoff and restructuring of certain debt obligations. Additionally, the rate of interest being charged will increase at rate of 15% per annum until the interest rate reaches a maximum of 15.00%, provided that in no event the interest rate will not be less than 10.75% (the “Floor”). Additionally, in connection with the amendment the Company has agreed to pay a fee equal to $0.14 million (the “Deferred Fee”), which is due and payable in the amounts of $0.03 million and $0.12 million on June 12, 2024 and August 12, 2024, respectively. If the obligations under this Credit Agreement are paid in full prior to the respective deferral fee dates, the respective deferral fees would be waived.

The amended Credit Agreement also includes a guarantee provision whereby each of the Company, KWAC, Holdings and MHC Securities, LLC are guarantors under the Credit Agreement. Additionally, certain of the members of the Company provide guarantees under the Credit Agreement.

During the year ending December 31, 2024, the Company re-financed the Oak Street credit facility with Byline Bank under the terms outlined below.

10.DEBT (continued)

On December 23, 2024 (the “Credit Agreement Closing Date”), BMS entered into a Credit Agreement (the “Credit Agreement”) with Byline Bank, as lender (the “Lender”), pursuant to which the Lender agreed, at BMS’s request, to (i) make to BMS a term loan in the original principal amount of $20.3 million (the “Term Loan”), which was funded on the Credit Agreement Closing Date; (ii) make to BMS, from time to time, certain non-revolving loans (the “Non-Revolving Loans”) in an aggregate principal amount of up to $1.0 million (the “Non-Revolving Loan Commitment”), to be funded through, but excluding, the Maturity Date (as defined below); and (iii) issue to BMS, from time to time, letters of credit (the “Letters of Credit” and together with the Term Loan and Non-Revolving Loans, the “Loans”) until the earliest to occur of (x) the one year from the Credit Agreement Closing Date and (b) the date on which the Non-Revolving Loans are fully drawn. As of December 31, 2024, the outstanding balance under the Term Loan was $19.6 million, net of unamortized debt issuance costs.

Under the terms of the Credit Agreement, to the extent that BMS requests a Letter of Credit, the Non-Revolving Loan Commitment shall be permanently reduced in an amount equal to the amount of such Letter of Credit. The Non-Revolving Loans may not be requested by BMS and may only be advanced in connection with a repayment of a Letter of Credit (“LC Payment”). As of December 31, 2024, there were no amounts outstanding under the Non-Revolving Loan or Letter of Credit.

The Loans (both principal and interest) made by the Lender to BMS is scheduled to mature and become immediately due and payable in full on December 23, 2029 (“Maturity Date”). The obligations under the Credit Agreement shall bear interest (i) as to the Term Loan, a per annum variable interest rate equal to the Applicable Margin (as defined in the Credit Agreement) plus the greater of (x) the Term Secured Overnight Financing Rate (“SOFR”) (as defined in the Credit Agreement) and (y) one percent (1.00%) (the “Term Loan Interest Rate”); (ii) as to the Non-Revolving Loans or any reimbursement obligations relating to a Letter of Credit, at an interest rate equal to the Term SOFR plus four percent (4.00%) per annum; and (iii) if any other obligations is created under the Loan Documents (as defined in the Credit Agreement), at the Term Loan Interest Rate. As of December 31, 2024, the effective interest rate was 8.3%.

The Term Loan must be used by BMS to refinance Existing Credit Facilities (as defined in the Credit Agreement) and the Non-Revolving Loans must be used solely to reimburse the Lender with respect to any Letters of Credit issued to BMS. The Term Loan refinanced the previous Oak Street Funding Facility.

The Credit Agreement also includes customary covenants for a transaction of this type, including financial covenants whereby BMS and its subsidiaries on a consolidated basis may not have, as of the last day of each fiscal quarter, commencing with fiscal quarter ending on March 31, 2025, (1) a fixed charge coverage ratio as of the last day of the fiscal quarter for the twelve (12) month period then ended of not less than 1.20 to 1.00; (ii) a senior net leverage ratio as of the last day of such Fiscal Quarter for the twelve (12) month period then ended, of (A) for the fiscal quarter ended March 31, 2025 and each fiscal quarter through and including September 30, 2025, not more than 3.00 to 1.00; and (B) for the fiscal quarter ended December 31, 2025 and each fiscal quarter ending thereafter, not more than 2.75 to 1.00; or (iii) an annualized revenue received from custodians of at least $18.0 million.

The minimum calendar maturities of the Term Loan as of December 31, 2024, are as follows (in thousands):

2025	$2,030
2026	2,030
2027	3,045
2028	3,045
2029	10,150
$20,300